Property and Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment
8 Property and Equipment
Movements in the carrying amount of property and equipment were as follows:

In thousands of USD	Buildings	Technical equipment and machinery	Transportation equipment, office equipment and other equipment	Right of use assets - Office and Warehouse	Total
Cost
Balance as of January 1, 2023	2,827	6,202	22,208	28,386	59,623
Additions	141	196	1,577	1,030	2,944
Lease modifications	—	—	—	(5,348)	(5,348)
Disposals	(127)	(80)	(376)	—	(583)
Effect of hyperinflationary economies	13	92	482	—	587
Effect of translation	(371)	(1,147)	(5,367)	(3,475)	(10,360)
Balance as of December 31, 2023	2,483	5,263	18,524	20,593	46,863
Additions	1,081	1,360	1,293	11,274	15,008
Lease modifications	—	—	—	(6,765)	(6,765)
Disposals	(1,360)	(1,846)	(5,254)	—	(8,460)
Effect of hyperinflationary economies	(2)	56	66	60	180
Effect of translation	(193)	(599)	(2,896)	(2,116)	(5,804)
Balance as of December 31, 2024	2,009	4,234	11,733	23,046	41,022
Accumulated depreciation
Balance as of January 1, 2023	(1,908)	(2,771)	(12,665)	(13,781)	(31,125)
Depreciation charge	(270)	(925)	(3,342)	(5,204)	(9,741)
Accumulated depreciation on disposals	59	44	197	—	300
Lease modifications	—	—	—	3,389	3,389
Effect of hyperinflationary economies	(12)	(6)	(353)	—	(371)
Effect of translation	282	462	3,045	1,257	5,046
Balance as of December 31, 2023	(1,849)	(3,196)	(13,118)	(14,339)	(32,502)
Depreciation charge	(260)	(854)	(2,158)	(4,887)	(8,159)
Impairments	(17)	—	(14)	(59)	(90)
Accumulated depreciation on disposals	1,105	1,449	4,720	—	7,274
Lease modifications	—	—	9	6,226	6,235
Effect of translation	120	269	1,948	1,079	3,416
Balance as of December 31, 2024	(901)	(2,332)	(8,613)	(11,980)	(23,826)
Carrying amount as of December 31, 2023	634	2,067	5,406	6,254	14,361
Carrying amount as of December 31, 2024	1,108	1,902	3,120	11,066	17,196
Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

In thousands of USD	Right of use assets	Lease Liabilities

As of January 1, 2023	14,605	13,847
Additions	1,030	1,057
Depreciation	(5,204)	—
Interest expense	—	1,074
Lease modifications	(1,959)	(2,046)
Payments	—	(6,279)
Effect of translation	(2,218)	(1,578)
As of January 1, 2024	6,254	6,075
Additions	11,274	10,158
Depreciation	(4,887)	—
Impairment	(59)	—
Interest expense	—	1,532
Lease modifications	(539)	(628)
Effect of hyperinflationary economies	60	—
Payments	—	(5,123)
Effect of translation	(1,037)	(816)
As of December 31, 2024	11,066	11,198
During 2024, the Group’s main additions on Right of use assets include new lease contracts for new warehouse facilities in Nigeria, Egypt and Ghana. Lease modifications are mainly driven by the early termination of warehouse contracts in Egypt, Tunisia, Ivory Coast and Nigeria, and due to delays in the constructions in the main warehouse in Ivory Coast. These effects are partially offset by the renewal of the main warehouse in Uganda.
During 2023, the Group’s main additions on Right of use assets include new lease contracts for a new warehouse facility in Nigeria. Lease modifications are mainly driven by the early termination of office contracts in Portugal and Egypt and warehouse contracts in Egypt, Algeria and Uganda. These effects are partially offset by the renewal of warehouse contracts in Ivory Coast and Tunisia.
The Group recognized rent expense from short-term leases of USD 1,265 thousand in the year ended December 31, 2024 (2023: USD 2,035 thousand and 2022: USD 2,708 thousand).
The following are the amounts recognized in profit or loss:

In thousands of USD	2022	2023	2024
Depreciation expense of right-of-use assets	(6,480)	(5,204)	(4,887)
Interest expense on lease liabilities	(1,710)	(1,074)	(1,532)
Expense relating to short-term leases	(2,708)	(2,035)	(1,265)
Total amount recognized in profit or loss	(10,898)	(8,313)	(7,684)
The Group had total cash outflows for leases of USD 5,123 thousand in 2024 (2023: USD 6,279 thousand and 2022: USD 8,666 thousand). The Group also had non-cash additions to right-of-use assets and lease liabilities of USD 11,274 thousand and USD 10,158 thousand in 2024, respectively (2023: USD 1,030 thousand and USD 1,057 thousand, respectively and 2022: USD 10,391 thousand and USD 10,160 thousand, respectively).